Consolidated Balance Sheets - USD ($) $ in Millions	May 29, 2016	May 31, 2015
Current assets:
Cash and cash equivalents	$ 274.8	$ 535.9
Receivables, net	64.0	78.0
Inventories	175.4	163.9
Prepaid income taxes	46.1	18.9
Prepaid expenses and other current assets	76.4	69.4
Deferred income taxes	163.3	157.4
Assets held for sale	20.3	32.9
Total current assets	820.3	1,056.4
Land, buildings and equipment, net	2,041.6	3,215.8
Goodwill	872.3	872.4
Trademarks	574.6	574.6
Other assets	273.8	275.5
Total assets	4,582.6	5,994.7
Current liabilities:
Accounts payable	241.9	198.8
Accrued payroll	135.1	141.1
Accrued income taxes	0.0	12.6
Other accrued taxes	49.1	51.5
Unearned revenues	360.4	328.6
Current portion of long-term debt	0.0	15.0
Other current liabilities	400.6	449.1
Total current liabilities	1,187.1	1,196.7
Long-term debt, less current portion	440.0	1,452.3
Deferred income taxes	255.2	341.8
Deferred rent	249.7	225.9
Other liabilities	498.6	444.5
Total liabilities	2,630.6	3,661.2
Stockholders’ equity:
Common stock and surplus, no par value. Authorized 500.0 shares; issued 127.5 and 127.9 shares, respectively; outstanding 126.2 and 126.7 shares, respectively	1,502.6	1,405.9
Preferred stock, no par value. Authorized 25.0 shares; none issued and outstanding	0.0	0.0
Retained earnings	547.5	1,026.0
Treasury stock, 1.3 and 1.3 shares, at cost, respectively	(7.8)	(7.8)
Accumulated other comprehensive income (loss)	(87.0)	(86.6)
Unearned compensation	(3.3)	(4.0)
Total stockholders’ equity	1,952.0	2,333.5
Total liabilities and stockholders’ equity	$ 4,582.6	$ 5,994.7